Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases [Text Block]
Note 14 – Leases
We are a lessee through noncancellable lease agreements for property and equipment consisting primarily of buildings, land, vehicles, and equipment used in both our operations and administrative functions.

	Year Ended December 31,
	2021	2020	2019
	(Millions)
Lease Cost:
Operating lease cost	$35	$37	$40
Variable lease cost	15	19	27
Sublease income	(1)	(1)	(2)
Total lease cost	$49	$55	$65
Cash paid for amounts included in the measurement of operating lease liabilities	$35	$30	$39

	December 31,
	2021	2020
	(Millions)
Other Information:
Right-of-use asset (included in Regulatory assets, deferred charges, and other in the Consolidated Balance Sheet)	$159	$182
Operating lease liabilities:
Current (included in Accrued liabilities in the Consolidated Balance Sheet)	$23	$28
Noncurrent (included in Regulatory liabilities, deferred income, and other in the Consolidated Balance Sheet)	$141	$161
Weighted-average remaining lease term – operating leases (years)	13	13
Weighted-average discount rate – operating leases	4.56%	4.60%
As of December 31, 2021, the following table represents our operating lease maturities, including renewal provisions that we have assessed as being reasonably certain of exercise, for each of the years ended December 31:

(Millions)
2022	$28
2023	23
2024	19
2025	17
2026	17
Thereafter	122
Total future lease payments	226
Less amount representing interest	62
Total obligations under operating leases	$164
We are the lessor to certain lease agreements for office space in our headquarters building, which are insignificant to our financial statements.